Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund primarily seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.  To a limited degree, the Fund may also invest in companies based in the United States.

The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund’s holdings may be limited to the securities of 40 to 60 different issuers and may focus its investments in companies located in or tied economically to particular countries or regions.  The Fund generally invests in securities that are traded in the foreign securities markets, though it may invest significantly in emerging or developing markets.

The subadviser selects investments by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  It then further narrows that universe by using a bottom-up stock and business analysis approach to identify companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser also seeks to generate greater returns by investing in securities at a price below the company’s intrinsic worth.

In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.

The Fund may enter into spot currency trades (i.e., for cash at the spot rate prevailing in the foreign currency market) in connection with the settlement of transactions in securities traded in foreign currency.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking capital growth,

■ Want exposure to investments in foreign companies,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.  The use of spot transactions does not reduce or eliminate these risks.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk.  The market risk associated with the securities of mid- and small-size companies is generally greater than that associated with securities of larger companies because such securities tend to experience sharper price fluctuations than those of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small size company stocks at reasonable prices.

Limited Holdings Risk.  The Fund’s assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or for the life of the Fund, if less) compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years (or for the life of the Fund, if less) compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 18.55% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.25% (for the quarter ended September 30, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 18.55% (for the quarter ended June 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -19.25% (for the quarter ended September 30, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Morgan Stanley Capital International EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.21%)	[1]
10 Years	rr_AverageAnnualReturnYear10	2.02%	[1],[2]
Morgan Stanley Capital International EAFE Index (Net) (reflects the deduction of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.69%)	[1]
10 Years	rr_AverageAnnualReturnYear10	1.56%	[1],[2]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.98%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,094
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,469
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,519
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	743
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,094
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,469
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,519
Annual Return 2007	rr_AnnualReturn2007	17.98%
Annual Return 2008	rr_AnnualReturn2008	(41.73%)
Annual Return 2009	rr_AnnualReturn2009	21.94%
Annual Return 2010	rr_AnnualReturn2010	12.06%
Annual Return 2011	rr_AnnualReturn2011	(0.32%)
Annual Return 2012	rr_AnnualReturn2012	19.74%
1 Year	rr_AverageAnnualReturnYear01	12.91%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.18%)	[1]
10 Years	rr_AverageAnnualReturnYear10	3.28%	[1],[2]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.91%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.47%)	[1]
10 Years	rr_AverageAnnualReturnYear10	2.89%	[1],[2]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.39%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.00%)	[1]
10 Years	rr_AverageAnnualReturnYear10	2.60%	[1],[2]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.98%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,091
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,550
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,682
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	257
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	791
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,350
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,682
1 Year	rr_AverageAnnualReturnYear01	14.85%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.09%)	[1]
10 Years	rr_AverageAnnualReturnYear10	3.49%	[1],[2]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.98%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[4]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	425
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	734
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,613
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.98%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[4]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	381
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	660
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,455
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	Both Class A shares and Class B shares commenced operations on 6/27/06. The average annual total returns shown are for the period of 6/27/06 to 12/31/12.
[3]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[4]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[5]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.